UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

COMMON STOCK - 41.44%	Shares	Fair Value

Aerospace & Defense - 1.86%
Lockheed Martin Corp. (b)	588	$208,652
Northrop Grumman Corp.	177	60,274
Raytheon Co. (b)	720	150,437
		419,363
Apparel - 0.26%
Skechers U.S.A., Inc. - Class A (a) (b)	1,442	59,396

Auto Manufacturers - 0.72%
General Motors Co.	3,858	163,618

Banks - 3.29%
Bank of America Corp.	1,100	35,200
BB&T Corp.	450	24,835
Citigroup, Inc. (b)	2,579	202,400
Equity Bancshares, Inc. - Class A (a)	724	26,071
Goldman Sachs Group, Inc.	1,000	267,890
Morgan Stanley (b)	3,323	187,916
		744,312
Biotechnology - 0.83%
Bluebird Bio, Inc. (a)	271	55,528
BrainStorm Cell Therapeutics, Inc. (a)	3,087	10,743
Exact Sciences Corp. (a) (b)	848	42,154
Exelixis, Inc. (a)	520	15,761
HTG Molecular Diagnostics, Inc. (a)	15,000	53,550
Selecta Biosciences, Inc. (a) (b)	1,166	10,657
		188,393
Building Materials - 0.38%
USG Corp. (a)	2,191	84,704

Chemicals - 0.32%
CF Industries Holdings, Inc. (b)	596	25,294
PPG Industries, Inc.	400	47,492
		72,786
Commercial Services - 3.48%
Automatic Data Processing, Inc. (b)	164	20,275
Euronet Worldwide, Inc. (a) (b)	1,801	169,060
MarketAxess Holdings, Inc.	576	113,017
PayPal Holdings, Inc. (a)	1,397	119,192
Quanta Services, Inc. (a)	840	32,332
S&P Global, Inc.	52	9,417
Worldpay, Inc. - Class A (a) (b)	4,031	323,730
		787,023
Computers - 0.84%
CACI International, Inc. - Class A (a)	544	76,459
Carbonite, Inc. (a)	2,247	56,624
Lumentum Holdings, Inc. (a) (b)	639	29,586
Nutanix, Inc. - Class A (a)	878	28,184
		190,853
Cosmetics - 0.11%
elf Beauty, Inc. (a)	1,211	24,898

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

COMMON STOCK - 41.44% (continued)	Shares	Fair Value

Distribution & Wholesale - 0.63%
HD Supply Holdings, Inc. (a)	3,017	$117,331
Watsco, Inc.	135	24,272
		141,603
Diversified Financial Services - 6.00%
Affiliated Managers Group, Inc. (b)	391	78,055
AllianceBernstein Holding LP (b)	5,564	151,897
Cboe Global Markets, Inc.	608	81,709
CME Group, Inc. (b)	839	128,770
E*TRADE Financial Corp. (a) (b)	4,364	229,983
Intercontinental Exchange, Inc. (b)	1,970	145,465
Mastercard, Inc. - Class A (b)	1,284	216,996
Nasdaq, Inc. (b)	246	19,904
Raymond James Financial, Inc. (b)	325	31,327
Santander Consumer USA Holdings, Inc.	1,072	18,492
TD Ameritrade Holding Corp.	2,087	116,434
Visa, Inc. - Class A (b)	938	116,528
Waddell & Reed Financial, Inc. - Class A	872	20,056
		1,355,616
Electric - 0.17%
Calpine Corp. (a) (b)	2,571	38,796

Engineering & Construction - 0.75%
AECOM (a)	2,463	96,328
Dycom Industries, Inc. (a)	400	46,684
TopBuild Corp. (a)	358	27,401
		170,413
Entertainment - 0.12%
IMAX Corp. (a) (b)	1,338	26,559

Food - 0.95%
Mondelez International, Inc. - Class A (b)	4,096	181,862
Pilgrim's Pride Corp. (a)	1,216	33,768
		215,630
Healthcare - Products - 1.47%
ABIOMED, Inc. (a)	181	42,535
Becton Dickinson and Co.	543	131,916
Cooper Cos., Inc.	100	24,467
CytoSorbents Corp. (a)	5,559	42,248
Globus Medical, Inc. (a)	720	33,149
Nevro Corp. (a) (b)	253	20,306
Novocure Ltd. (a) (b)	1,678	37,671
		332,292
Healthcare - Services - 0.22%
Teladoc, Inc. (a)	702	26,255
WellCare Health Plans, Inc. (a)	115	24,194
		50,449

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

COMMON STOCK - 41.44% (continued)	Shares	Fair Value

Home Builders - 0.18%
Installed Building Products, Inc. (a)	567	$40,796

Insurance - 1.06%
Aon PLC (b)	464	65,967
Brown & Brown, Inc.	950	49,856
CNA Financial Corp. (b)	539	29,192
Prudential Financial, Inc. (b)	328	38,973
WR Berkley Corp. (a)	752	54,881
		238,869
Internet - 3.42%
Alibaba Group Holding Ltd. - ADR (a)	178	36,364
Amazon.com, Inc. (a)	17	24,665
Facebook, Inc. - Class A (a) (b)	1,184	221,278
Mimecast Ltd. (a) (b)	7,787	239,450
Netflix, Inc. (a)	207	55,952
Proofpoint, Inc. (a)	354	36,115
Quotient Technology, Inc. (a) (b)	2,096	24,733
Rapid7, Inc. (a)	2,061	49,423
RingCentral, Inc. - Class A (a)	750	40,725
Twitter, Inc. (a) (b)	1,756	45,322
		774,027
Iron & Steel - 0.83%
AK Steel Holding Corp. (a)	9,025	45,667
ArcelorMittal - ADR (a) (b)	889	32,351
Reliance Steel & Aluminum Co.	1,248	109,312
		187,330
Lodging - 0.48%
Hilton Worldwide Holdings, Inc. (b)	293	25,095
MGM Resorts International	2,296	83,689
		108,784
Machinery - Diversified - 0.16%
Deere & Co. (b)	223	37,112

Media - 0.17%
World Wrestling Entertainment, Inc. - Class A	1,053	37,224

Metal Fabricate & Hardware - 0.33%
TimkenSteel Corp. (a) (b)	4,654	75,348

Mining - 0.02%
Freeport-McMoRan, Inc. (a)	234	4,563

Miscellaneous Manufacturing - 0.11%
Parker-Hannifin Corp.	125	25,177

Office Furnishings - 0.13%
Interface, Inc.	1,179	29,416

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

COMMON STOCK - 41.44% (continued)	Shares	Fair Value

Oil & Gas - 1.06%
ConocoPhillips	400	$23,524
EOG Resources, Inc.	226	25,990
Helmerich & Payne, Inc. (b)	240	17,287
Marathon Petroleum Corp.	454	31,449
Matador Resources Co. (a)	1,838	59,570
Occidental Petroleum Corp.	1,102	82,617
		240,437
Pharmaceuticals - 1.18%
Corcept Therapeutics, Inc. (a)	1,737	39,977
Eyenovia, Inc. (a)	5,000	47,950
Immune Design Corp. (a) (b)	4,167	14,168
Intra-Cellular Therapies, Inc. (a)	913	15,539
Neurocrine Biosciences, Inc. (a) (b)	1,021	87,265
Sarepta Therapeutics, Inc. (a)	952	62,394
		267,293
REITS - 0.20%
Mid-America Apartment Communities, Inc. (b)	469	44,729

Retail - 2.29%
Big Lots, Inc. (b)	1,310	79,622
Copart, Inc. (a)	406	17,892
Costco Wholesale Corp.	527	102,696
Darden Restaurants, Inc.	350	33,547
Dollar Tree, Inc. (a) (b)	327	37,605
Duluth Holdings, Inc. - Class B (a)	1,210	21,308
Five Below, Inc. (a)	406	26,362
Starbucks Corp.	1,077	61,184
Target Corp.	525	39,491
Walmart, Inc.	911	97,113
		516,820
Savings & Loans - 0.10%
Sterling Bancorp	885	21,904

Semiconductors - 0.94%
Analog Devices, Inc.	341	31,331
Applied Materials, Inc. (b)	550	29,496
Broadcom Ltd. (b)	120	29,764
Impinj, Inc. (a)	1,304	29,170
Integrated Device Technology, Inc. (a)	1,039	31,066
MACOM Technology Solutions Holdings, Inc. (a) (b)	1,000	31,100
Micron Technology, Inc. (a) (b)	700	30,604
		212,531

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

COMMON STOCK - 41.44% (continued)	Shares	Fair Value

Software - 5.66%
Box, Inc. - Class A (a)	1,924	$42,790
Cerner Corp. (a) (b)	729	50,396
CommVault Systems, Inc. (a) (b)	888	47,375
First Data Corp. - Class A (a) (b)	1,834	32,462
Fiserv, Inc. (a)	2,186	307,876
Jack Henry & Associates, Inc.	274	34,157
MobileIron, Inc. (a) (b)	5,714	25,713
MuleSoft, Inc. - Class A (a)	1,558	38,296
New Relic, Inc. (a)	630	37,630
Paychex, Inc.	600	40,950
ServiceNow, Inc. (a)	249	37,069
SS&C Technologies Holdings, Inc.	1,204	60,537
Tableau Software, Inc. - Class A (a)	956	73,430
Take-Two Interactive Software, Inc. (a)	927	117,423
Twilio, Inc. - Class A (a) (b)	1,036	27,185
Verint Systems, Inc. (a) (b)	5,091	212,549
Workday, Inc. - Class A (a)	400	47,956
Zynga, Inc. - Class A (a) (b)	12,599	45,104
		1,278,898
Telecommunications - 0.21%
LogMeIn, Inc. (b)	244	30,695
T-Mobile US, Inc. (a) (b)	270	17,577
		48,272
Transportation - 0.51%
Navigator Holdings Ltd. (a)	2,366	29,102
Old Dominion Freight Line, Inc.	154	22,553
XPO Logistics, Inc. (a)	664	62,708
		114,363

TOTAL COMMON STOCK (Cost $8,329,363)		9,370,597

SHORT-TERM INVESTMENTS - 22.77%
Federated Government Obligations Fund - Institutional Class, 1.19% (c)	5,150,043	5,150,043

TOTAL SHORT-TERM INVESTMENTS (Cost $5,150,043)		5,150,043

EXCHANGE TRADED FUNDS - 1.09%

Equity Fund - 1.09%
Energy Select Sector SPDR Fund (b)	2,036	152,395
SPDR S&P Oil & Gas Exploration & Production ETF	2,529	93,345
		245,740

TOTAL EXCHANGE TRADED FUNDS (Cost $222,295)		245,740

HEDGE FUNDS - 18.51%
ACA Master Select Fund LP	36,932	4,185,092

TOTAL HEDGE FUNDS (Cost $3,771,057)		4,185,092

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

MUTUAL FUNDS - 14.99%	Shares	Fair Value

Asset Allocation Fund - 14.99%
Crow Point Alternative Income Fund - Investor Class	397,493	$3,390,617

TOTAL MUTUAL FUNDS (Cost $3,318,915)		3,390,617

ASSET BACKED SECURITIES - 0.45%	Principal Amount	Fair Value

Commercial MBS - 0.16%
Morgan Stanley Capital I Trust 2006-IQ11, 6.246%, due 10/15/2042 (b)	$36,018	$35,930

Home Equity ABS - 0.01%
RASC Series 2003-KS4 Trust, 3.87%, due 05/25/2033 (b)	2,991	3,011

Other ABS - 0.28%
Diversified Asset Securitization Holdings II LP, 2.078%, due 09/15/2035 #	62,536	62,536
GSAMP Trust 2005-SEA2, 1.911%, due 01/25/2045 (b)	1,384	1,382
		63,918

TOTAL ASSET BACKED SECURITIES (Cost $102,736)		102,859

OPTIONS PURCHASED (Cost $50,606) - 0.20% (d)		44,812

TOTAL INVESTMENTS (Cost $20,945,015) – 99.45%		$22,489,760

SECURITIES SOLD SHORT (Proceeds $1,077,738) - (4.91%) (e)		(1,111,471)

OPTIONS WRITTEN (Proceeds $14,907) - (0.06%) (f)		(13,125)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 5.52%		1,248,585

NET ASSETS - 100%		$22,613,749

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written and securities sold short.
(c)	Rate shown represents the 7-day effective yield at January 31, 2018, is subject to change and resets daily.
(d)	Please refer to the Schedule of Purchased Options for details of options purchased.
(e)	Please refer to the Schedule of Securities Sold Short for details.
(f)	Please refer to the Schedule of Written Options for details of options written.
#	The value of this security has been determined in good faith under the policies of the Board of Trustees. The value of such securities is $62,536 or 0.28% of net assets.

ADR - American Depository Receipt.

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF PURCHASED OPTIONS

January 31, 2018 (Unaudited)

OPTIONS PURCHASED - 0.20%

CALL OPTIONS PURCHASED - 0.05%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

Tesla, Inc.	4	$134,000	$335.00	2/16/2018	$10,788
TOTAL CALL OPTIONS PURCHASED (Cost $5,868)					10,788

PUT OPTIONS PURCHASED - 0.15%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

iShares Russell 2000 Growth ETF	70	$1,288,000	$184.00	5/18/2018	$28,525
CBOE S&P 500 Index	47	$1,245,500	$265.00	3/16/2018	5,499
TOTAL PUT OPTIONS PURCHASED (Cost $44,738)					34,024

TOTAL OPTIONS PURCHASED (Cost $50,606)					$44,812

[1]	Each option contract is equivalent to 100 shares of the underlying common stock/Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF SECURITIES SOLD SHORT

January 31, 2018 (Unaudited)

SECURITIES SOLD SHORT - (4.91)%

COMMON STOCK - (3.20)%	Shares	Fair Value

Auto Manufacturers - (1.25)%
Tesla, Inc. (a)	800	$283,448

Banks - (0.18)%
Signature Bank/New York NY (a)	264	40,656

Commercial Services - (0.21)%
Laureate Education, Inc. - Class A (a)	3,213	46,267

Diversified Financial Services - (0.20)%
Piper Jaffray Cos.	500	46,150

Healthcare - Products - (0.23)%
Henry Schein, Inc. (a)	693	52,446

Media - (0.33)%
Houghton Mifflin Harcourt Co. (a)	2,941	24,704
Scholastic Corp.	1,288	49,485
		74,189
Miscellaneous Manufacturing - (0.09)%
AZZ, Inc.	452	20,566

Oil & Gas - (0.33)%
EQT Corp.	1,378	74,812

Pharmaceuticals - (0.18)%
Allergan PLC	221	39,838

Retail - (0.20)%
Barnes & Noble Education, Inc. (a)	6,857	45,599

TOTAL COMMON STOCK (Proceeds $715,899)		723,971

EXCHANGE TRADED FUNDS - (1.71)%

Equity Fund - (1.71)%
iShares Russell 2000 Growth ETF	2,000	387,500

TOTAL EXCHANGE TRADED FUNDS (Proceeds $361,839)		387,500

TOTAL SECURITIES SOLD SHORT (Proceeds $1,077,738) – (4.91)%		$1,111,471

(a)	Non-income producing security.

ETF - Exchange Traded Fund

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF WRITTEN OPTIONS

January 31, 2018 (Unaudited)

OPTIONS WRITTEN - (0.06)%
		Notional	Exercise
PUT OPTIONS WRITTEN - (0.06)%	Contracts [1]	Amount	Price	Expiration	Fair Value

iShares Russell 2000 Growth ETF	70	$1,190,000	$170.00	5/18/2018	$13,125
TOTAL PUT OPTIONS WRITTEN (Proceeds $14,907)					13,125

TOTAL OPTIONS WRITTEN (Proceeds $14,907)					$13,125

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

January 31, 2018 (Unaudited)

The following is a summary of the significant accounting policies followed by the EAS Crow Point Alternatives Fund (the “Fund”) in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, ETFs and mutual funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

January 31, 2018 (Unaudited)

Fair Value Measurements (continued)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Lead Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of January 31, 2018.

Financial Instruments – Assets Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$9,370,597	$-	$-	$9,370,597
Hedge Fund	-	4,185,092	-	4,185,092
Mutual Funds (2)	3,390,617	-	-	3,390,617
Exchange-Traded Funds (2)	245,740	-	-	245,740
Bonds & Notes	-	40,323	62,536	102,859
Call Options Purchased	10,788	-	-	10,788
Put Options Purchased	34,024	-	-	34,024
Short-Term Investments	5,150,043	-	-	5,150,043
Total Assets	$18,201,809	$4,225,415	$62,536	$22,489,760

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

January 31, 2018 (Unaudited)

Fair Value Measurements (continued)

Financial Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$723,971	$-	$-	$723,971
Exchange-Traded Funds (2)	387,500	-	-	387,500
Put Options Written	13,125	-	-	13,125
Total Liabilities	$1,124,596	$-	$-	$1,124,596

(1)	As of and during the nine month period ended January 31, 2018, the Fund held no securities that were considered to be “level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value is not applicable.

(2)	All common stock, ETFs and mutual funds held in the Fund are level 1 securities. For a detailed break-out of common stock, ETFs and mutual funds by industry or asset class, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the nine month period ended January 31, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of April 30, 2017	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2018
Bonds& Notes	$166,402	$1,506	$44	$(1,550)	$–	$(103,866)	$–	$–	$62,536
Total	$166,402	$1,506	$44	$(1,550)	$–	$(103,866)	$–	$–	$62,536

Short Sales – The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), including exchange traded funds (“ETFs”) and closed-end funds (also referred to as "Underlying Funds") subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in a Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

January 31, 2018 (Unaudited)

Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

DERIVATIVES TRANSACTIONS

As of January 31, 2018, portfolio securities valued at $5,406,468 were held in escrow by the custodian as collateral for securities sold short options written by the Fund.

For the nine month period ended January 31, 2018, the change in net unrealized depreciation and amount of net realized loss on written options subject to equity price risk amounted to $(3,547) and $(20,622), respectively. The figures for written options can be found in the Statement of Operations under the line items net change in unrealized appreciation (depreciation) on options written and net realized gain (loss) from options written. For the nine month period ended January 31, 2018, the change in net unrealized depreciation and amount of net realized loss on purchased options subject to equity price risk amounted to $(6,774) and $(22,331), respectively. The figures for purchased options can be found in the Statement of Operations under the line items net change in unrealized appreciation (depreciation) on options purchased and net realized gain (loss) from options purchased.

The amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at January 31, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$19,852,370	$1,708,803	$(196,009)	$1,512,794

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions.

Item 2.	Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	March 29, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	March 29, 2018